Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund
Turner Emerging Growth Fund
Investment Objective
The Emerging Growth Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Turner Emerging Growth Fund		Institutional Class Shares	Investor Class Shares
Investment Advisory Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fee		none	0.25%
Other Expenses		0.27%	0.30%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		1.29%	1.57%
Fee Waivers and Expense Reimbursements	[1]	(0.12%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements		1.17%	1.42%
[1]	Turner Investments, L.P. ("Turner" or the "Adviser") has contractually agreed to waive fees and reimburse Fund expenses to keep the Fund's "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of the Institutional Class Shares and Investor Class Shares (excluding acquired fund fees and expenses and interest expenses relating to short sales) from exceeding 1.15% and 1.40%, respectively, through January 31, 2013. Only the Board of Trustees of the Turner Funds may terminate the waiver prior to January 31, 2013. Turner may discontinue this arrangement at any time after January 31, 2013. To the extent acquired fund fees and expenses and interest expenses relating to short sales are excluded from the waiver and reimbursement calculation, "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" will be higher.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Turner Emerging Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class Shares	119	397	696	1,546
Investor Class Shares	145	481	841	1,855

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 74%
of the average value of its portfolio.
Principal Strategy
The Turner Emerging Growth Fund's principal investment strategy is to invest primarily in equity securities of U.S. companies with small and very small market capitalizations that Turner believes have strong earnings growth potential. For this purpose the Fund considers U.S. companies to include those companies headquartered or doing a substantial portion of their business in the
United States. Small cap and very small cap companies are defined by the Fund for this purpose as companies with market capitalizations at the time of purchase in the range of those companies included in the Russell 2000 Growth
Index. The Fund may continue to hold securities of companies whose market capitalization was within such range at the time of purchase but whose current market capitalization may be outside of that range. The Fund invests in securities of companies that are diversified across economic sectors and will attempt to maintain sector concentrations that approximate those of the 2000
Growth Index.

Portfolio exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily weighted securities in the 2000
Growth Index. Turner pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns. A stock becomes a sell candidate if Turner detects deterioration in the company's earnings growth potential. Turner may also trim positions to adhere to capitalization or capacity constraints, or to adjust stock position size relative to the 2000 Growth Index.

The Fund may buy and sell securities frequently as part of its investment strategy. The Fund may also invest in foreign securities, including ADRs.
Principal Risks
The Fund is intended for investors seeking long-term growth of capital who can withstand the share price volatility of growth-oriented equity investing with a focus on small and very small capitalization companies.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund's investments will generate taxable income and realized capital gains.
Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.
In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stock prices may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and they may not increase or may decline in value. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.
Performance Information
The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the
Fund's website at www.turnerinvestments.com.

The performance of Institutional Class and Investor Class Shares will differ due to differences in expenses.
This bar chart shows changes in the performance of the Fund's Investor Class Shares from year to year for the past ten years.	[1]

Best Quarter Worst Quarter 21.64% (30.67)% (06/30/03) (12/31/08)
This table compares the Fund's average annual total returns for the periods ended December 31, 2011 to those of the Russell 2000 Growth Index. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown. The after-tax figures shown are for Investor Class Shares only and will vary for Institutional Class Shares. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Turner Emerging Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class Shares	Institutional Class Shares Before taxes on distributions	[1]	1.04%	2.16%	7.60%
Investor Class Shares	Investor Class Shares Before taxes on distributions		0.81%	2.02%	7.52%
Investor Class Shares After Taxes on Distributions	Investor Class Shares After taxes on distributions		0.81%	1.47%	6.78%
Investor Class Shares After Taxes on Distributions and Sales	Investor Class Shares After taxes on distributions and sale of shares		0.52%	1.69%	6.54%
Russell 2000 Growth Index	Russell 2000 Growth Index	[2]	(2.91%)	2.09%	4.48%
[1]	The inception date for Institutional Class Shares is February 1, 2009. Periods prior to February 1, 2009 represent the performance of Investor Class Shares.
[2]	The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

[1]	The performance information shown above is based on a calendar year. The Fund's Investor Class Shares commenced operations on February 27, 1998.